Segments - Schedule of Total Assets (Details) - Operating Segment [Member]	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Total Assets [Line Items]
Total Assets	¥ 2,152,359,764	$ 299,421,256	¥ 1,031,010,621
AR advertising services [Member]
Schedule of Total Assets [Line Items]
Total Assets	2,152,359,764	299,421,256	551,391,408
AR entertainment [Member]
Schedule of Total Assets [Line Items]
Total Assets			471,845,963
Semiconductor business [Member]
Schedule of Total Assets [Line Items]
Total Assets			¥ 7,773,250